TRADE RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of Trade receivables [Abstract]
Schedule of Trade Receivables

	December 31,	June 30,	June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Trade receivables	3,956	622	88
Less: Provision for impairment	—	—	—
	3,956	622	88

Schedule of Aging Analysis of Trade Receivables

An aging analysis of the trade receivables as of the end of the year, based on the invoice date and net of loss allowance, is as follows:

	December 31,	June 30,	June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Within 3 months	3,956	622	88
	3,956	622	88